Expense Example - BlackRock Government Money Market Portfolio - BlackRock Government Money Market Portfolio	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	321
Expense Example, with Redemption, 10 Years	$ 751